UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  12/31/99

Check here if Amendment  [  ]; Amendment         Number:  ___
This Amendment (Check only one.):                [ ]is  a  restatement.
                                                 [X]adds  new  holdings
                                                 entries.
Institutional  Investment  Manager  Filing       this  Report:

Name:       Robshaw  &  Julian  Associates,  Inc.

Address:    6255  Sheridan  Drive,  Suite  400,
            Williamsville,  New  York  14221


Form  13F  File  Number:  28-  7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      James  P.  Julian
Title:     Vice  President
Phone:     716-633-6555

Signature,  Place,  and  Date  of  Signing:

James P. Julian          Williamsville,  New  York               1/25/00
---------------          -------------------------               --------
  [Signature]                [City,  State]                       [Date]

Report  Type  (Check  only  one.):

     [X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form  13F  File  Number     Name

28-_7320                    Robshaw  &  Julian  Associates,  Inc.

                              Form 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           0

Form  13F  Information  Table  Entry  Total:     49

Form  13F  Information  Table  Value  Total:    $213,836
                                               (thousands)

List  of  Other  Included  Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE


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

        Item 1:            Item 2:   Item 3:     Item 4:             Item 6:              Item 7:           Item 8:
    Name of Issuer        Title of   Cusip    Fair Market     Investment Discretion      Managers    Voting Authority
                           Class     Number      Value     (a)Sole (b)Shared (c)Shared)  Instr. V   Sole(a)  Shared(b)  None(c)
                                                                       As       Other
                                                                     Defined
-------------------------  ------  ---------  -----------  --------  -------  --------  ---------  --------  ---------  ---------
INTEL CORP                 COMMON  458140100   16,273,264  x                            none      x
GENERAL ELECTRIC CO.       COMMON  369604103   14,845,477  x                            none      x
FANNIE MAE                 COMMON  313586109   11,997,303  x                            none      x
AFLAC INC                  COMMON    1055102   11,678,670  x                            none      x
AUTOMATIC DATA PROCESSING  COMMON   53015103   11,588,513  x                            none      x
CORNING INC.               COMMON  219350105   11,258,307  x                            none      x
HEWLETT PACKARD CO.        COMMON  428236103    9,908,535  x                            none      x
WAL MART STORES INC        COMMON  931142103    9,721,878  x                            none      x
MERCK & CO INC             COMMON  589331107    9,309,164  x                            none      x
SYSCO CORP                 COMMON  871829107    9,010,715  x                            none      x
AMERICAN HOME PRODS CORP   COMMON   26609107    7,760,118  x                            none      x
ROYAL DUTCH PETE CO.       COMMON  780257705    7,125,239  x                            none      x
CSCO                       COMMON  17275R102    6,148,975  x                            none      x
PEPSICO INC                COMMON  713448108    5,996,730  x                            none      x
MBIA INC.                  COMMON  55262C100    5,905,335  x                            none      x
EMC                        COMMON  268648102    5,746,550  x                            none      x
MICROSOFT                  COMMON  594918104    5,720,984  x                            none      x
MCI WORLDCOM               COMMON  55268B106    5,694,057  x                            none      x
MEDTRONIC                  COMMON  585055106    5,567,650  x                            none      x
PRAXAIR INC.               COMMON  74005P104    5,321,805  x                            none      x
SCHLUMBERGER               COMMON  806857108    4,995,125  x                            none      x
DISNEY WALT COMPANY        COMMON  254687106    4,900,896  x                            none      x
SARA LEE CORP              COMMON  803111103    4,392,291  x                            none      x
ELI LILLY & CO.            COMMON  532457108    4,304,213  x                            none      x
PHILIP MORRIS COS INC      COMMON  718154107    3,814,274  x                            none      x
MONSANTO                   COMMON  611662107    3,350,297  x                            none      x
EXXON CORP                 COMMON  302290101    1,693,102  x                            none      x
WARNER LAMBERT             COMMON  934488107    1,056,994  x                            none      x
SERVICE CORP INTL          COMMON  817565104      793,303  x                            none      x
AMERICA ONLINE             COMMON  02364J104      607,000  x                            none      x
BERKSHIRE HATHWAY, CL A    COMMON   84670108      561,000  x                            none      x
MORGAN J P & CO INC        COMMON  616880100      554,111  x                            none      x
TRANSOCEAN                 COMMON  G90078109      528,812  x                            none      x
AMERICAN INTL GROUP        COMMON   26874107      484,616  x                            none      x
COCA COLA CO.              COMMON  191216100      477,650  x                            none      x
BRISTOL MYERS SQUIBB       COMMON  110122108      417,732  x                            none      x
HSBHY                      COMMON  404280307      384,140  x                            none      x
M&T                        COMMON  55261F104      376,553  x                            none      x
PFIZER                     COMMON  717081103      376,275  x                            none      x
AIR PRODUCTS & CHEM        COMMON    9158106      362,475  x                            none      x
KEY CORP                   COMMON  493267108      357,496  x                            none      x
JOHNSON & JOHNSON          COMMON  478160104      334,917  x                            none      x
GENERAL MLS INC            COMMON  370334104      331,760  x                            none      x
DU PONT E I DE NEMOURS     COMMON  263534109      331,022  x                            none      x
GILLETTE CO.               COMMON  375766102      329,500  x                            none      x
LUCENT                     COMMON  549463107      321,300  x                            none      x
COLGATE PALMOLIVE          COMMON  194162103      312,000  x                            none      x
SCHERING PLOUGH            COMMON  806605101      288,150  x                            none      x
IBM                        COMMON  459200101      220,065  x                            none      x
                                              -----------
                                              213,836,338

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